UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: MFS Research International FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      MFS Research International FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

MFS Research International FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

Country             Industry                            Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%    Real Estate - 0.2%                        7,330  Macquire Goodman Group                             $    23,578
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                        23,578
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.0%      Commercial Banks - 1.0%                   2,350  Erste Bank der Oesterreichischen Sparkassen AG         130,109
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                         130,109
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.9%       Commercial Banks - 0.8%                   2,460  Uniao de Bancos Brasileiros SA (a)                     110,011
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.5%                    2,210  Cia Siderurgica Nacional SA (a)                         42,786
                                                              4,340  Companhia Vale do Rio Doce (a)                         149,253
                                                                                                                        -----------
                                                                                                                            192,039
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%          870  Petroleo Brasileiro SA (a)                              54,427
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                    780  Natura Cosmeticos SA                                    26,379
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Brazil                          382,856
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.1%       Metals & Mining - 0.9%                    3,590  Aber Resources Ltd.                                    121,651
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%          580  Canadian Natural Resources Ltd.                         28,544
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Canada                          150,195
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.1%      Communications Equipment - 1.1%           9,650  Nokia Oyj                                              151,730
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                         151,730
-----------------------------------------------------------------------------------------------------------------------------------
France - 15.0%      Automobiles - 0.6%                        1,330  Peugeot SA                                              82,726
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.5%                   2,660  BNP Paribas                                            193,627
                                                              5,000  Credit Agricole SA                                     133,335
                                                                                                                        -----------
                                                                                                                            326,962
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 1.6%               2,780  Schneider Electric SA                                  218,716
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.7%           1,940  Carrefour SA                                            90,155
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.5%                      1,810  Gaz de France                                           60,325
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.3%                          6,490  AXA                                                    172,816
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                       40  Vallourec                                               16,755
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 2.0%                    9,130  Suez SA                                                266,344
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 2.9%        1,440  Total SA                                               378,647
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.8%                    2,750  Sanofi-Aventis                                         234,762
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.5%                           1,830  Business Objects SA (b)                                 60,741
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                  800  LVMH Moet Hennessy Louis Vuitton SA                     64,696
                    Goods - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                        1,973,645
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.5%      Auto Components - 0.5%                      812  Continental AG                                          64,342
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication             9,060  Deutsche Telekom AG                                    172,450
                    Services - 1.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.7%         1,890  Hypo Real Estate Holding AG                             92,829
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                         329,621
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%    Food Products - 0.7%                    124,000  China Mengniu Dairy Co., Ltd.                           97,181
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.0%      176,000  CNOOC Ltd.                                             126,924
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                       224,105
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 1.0%      Commercial Banks - 1.0%                   1,660  OTP Bank Rt (a)                                        130,642
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hungary                         130,642
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

Country             Industry                            Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Commercial Banks - 0.8%                   5,150  Anglo Irish Bank Corp. Plc                         $    69,353
                                                              2,810  Depfa Bank Plc                                          47,516
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                         116,869
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.2%        Commercial Banks - 0.9%                  21,900  UniCredito Italiano SpA                                124,747
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.4%             1,380  Italcementi SpA                                         22,323
                                                              2,790  Italcementi SpA (RNC)                                   32,274
                                                                                                                        -----------
                                                                                                                             54,597
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.9%       2,600  FastWeb SpA (b)                                        111,858
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                           291,202
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 15.1%       Automobiles - 1.4%                        4,500  Toyota Motor Corp.                                     183,593
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.8%                 10,000  Asahi Glass Co., Ltd.                                  102,783
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.9%                         10,000  Kaneka Corp.                                           120,253
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.0%                      14  Mitsubishi Tokyo Financial Group, Inc.                 143,904
                                                             20,000  Shinsei Bank Ltd.                                      123,327
                                                                                                                        -----------
                                                                                                                            267,231
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 3.2%                   1,850  Aiful Corp.                                            142,166
                                                                600  ORIX Corp.                                              99,075
                                                              2,660  Takefuji Corp.                                         186,207
                                                                                                                        -----------
                                                                                                                            427,448
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.8%                     29,000  Tokyo Gas Co., Ltd.                                    108,058
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.9%                          1,600  Fanuc Ltd.                                             120,836
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.8%                   48,000  Mitsui Mining & Smelting Co., Ltd.                     238,163
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.4%                 3,000  Ricoh Co., Ltd.                                         46,557
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.9%                    2,500  Astellas Pharma Inc.                                    89,026
                                                              8,600  Chugai Pharmaceutical Co., Ltd.                        161,711
                                                                                                                        -----------
                                                                                                                            250,737
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                        3,700  Leopalace21 Corp.                                       69,103
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.5%                             600  Nintendo Co., Ltd.                                      63,009
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                         1,997,771
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.2%   Energy Equipment & Services - 0.2%          290  Tenaris SA (a)                                          33,199
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Luxembourg                       33,199
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.9%       Commercial Banks - 0.6%                  38,740  Grupo Financiero Inbursa SA                             79,723
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.6%                12,010  Consorcio ARA SA de CV                                  40,100
                                                              5,280  Urbi, Desarrollos Urbanos, SA de CV (b)                 33,208
                                                                                                                        -----------
                                                                                                                             73,308
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 1.2%                              2,530  Grupo Televisa SA (a)                                  158,884
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                   5,940  Grupo Elektra SA de CV                                  42,248
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.2%        760  Grupo Aeroportuario del Sureste SA de CV (a)            28,196
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Mexico                          382,359
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

Country             Industry                            Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.4%  Air Freight & Logistics - 0.5%            2,510  TNT NV                                             $    64,478
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            12,140  Royal KPN NV                                           114,787
                    Services - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.0%                 5,030  Koninklijke Philips Electronics NV                     132,855
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands                 312,120
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.3%       Oil, Gas & Consumable Fuels - 1.3%        7,300  Statoil ASA                                            179,015
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                          179,015
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.8%       Oil, Gas & Consumable Fuels - 0.8%        2,420  LUKOIL (a)                                             100,672
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Russia                          100,672
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%    Diversified Telecommunication            74,000  Singapore Telecommunications Ltd.                      114,498
                    Services - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                       114,498
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 6.2%  Auto Components - 0.7%                    1,290  Hyundai Mobis                                           92,732
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.4%                          4,400  Hanwha Chemical Corp.                                   51,803
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                   3,660  Hana Bank                                              110,483
                                                              1,980  Kookmin Bank                                            99,901
                                                                                                                        -----------
                                                                                                                            210,384
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                    2,040  LG. Philips LCD Co., Ltd. (b)                           94,141
                    Instruments - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor              690  Samsung Electronics Co., Ltd.                          364,604
                    Equipment - 2.8%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Korea                     813,664
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.1%        Commercial Banks - 1.4%                  10,910  Banco Bilbao Vizcaya Argentaria SA                     181,442
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            13,390  Telefonica SA                                          221,458
                    Services - 1.7%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                           402,900
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.1%       Machinery - 1.4%                          4,090  Sandvik AB                                             180,314
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.7%                            7,720  Swedish Match AB                                        97,852
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                          278,166
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.2%  Capital Markets - 1.6%                    2,676  UBS AG Registered Shares                               218,732
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.8%                            960  Syngenta AG                                            101,957
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 2.2%                      1,030  Nestle SA Registered Shares                            288,558
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                     540  Synthes, Inc.                                           64,894
                    Supplies - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.1%                    1,980  Roche Holding AG                                       273,782
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                     947,923
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.2%     Airlines - 0.2%                          29,000  Thai Airways International PCL                          25,978
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Thailand                         25,978
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.6%       Commercial Banks - 0.6%                  12,560  Akbank T.A.S.                                           75,745
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Turkey                           75,745
-----------------------------------------------------------------------------------------------------------------------------------
United              Beverages - 1.1%                         10,350  Diageo Plc                                             147,980
Kingdom - 17.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.0%                  10,750  HSBC Holdings Plc                                      173,052
                                                              7,590  Royal Bank of Scotland Group Plc                       222,011
                                                                                                                        -----------
                                                                                                                            395,063
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 1.0%          22,910  Tesco Plc                                              134,728
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.8%     18,000  Hilton Group Plc                                       102,156
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 1.0%                 4,280  Reckitt Benckiser Plc                                  132,529
                    ---------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

Country             Industry                            Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 1.3%                         15,680  Aviva Plc                                          $   173,357
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 1.7%                              8,040  Reed Elsevier Plc                                       75,431
                                                             17,970  Yell Group Plc                                         146,367
                                                                                                                        -----------
                                                                                                                            221,798
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.2%                    3,300  Anglo American Plc                                      83,564
                                                              4,610  BHP Billiton Plc                                        68,691
                                                                                                                        -----------
                                                                                                                            152,255
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.9%                   4,340  Next Plc                                               118,171
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.5%       17,100  BP Plc                                                 195,017
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.3%                    3,790  AstraZeneca Plc                                        173,637
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                9,230  Burberry Group Plc                                      70,495
                    Goods - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication              102,110  Vodafone Group Plc                                     278,933
                    Services - 2.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom            2,296,119
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks (Cost - $11,795,447) - 89.9%    11,864,681
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Face Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United              Corporate Bonds - 14.5%               $ 478,000  Alpine Securitization Corp., 3.56% due 9/01/2005       478,000
States - 18.5%                                              478,000  Anheuser-Busch Cos., Inc., 3.48% due 9/01/2005         478,000
                                                            478,000  The Coca-Cola Co., 3.50% due 9/01/2005                 478,000
                                                            478,000  Morgan Stanley, 3.57% due 9/01/2005                    478,000
                                                                                                                        -----------
                                                                                                                          1,912,000
                    ---------------------------------------------------------------------------------------------------------------
                    U.S. Government Agency                  523,000  Federal Home Loan Bank System, 3.16% due               523,000
                    Obligations - 4.0%                               9/01/2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities                          2,435,000
                                                                     (Cost - $2,435,000) - 18.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments  (Cost - $14,230,447*) - 108.4%   14,299,681

                                                                     Liabilities in Excess of Other Assets - (8.4%)      (1,109,102)
                                                                                                                        -----------
                                                                     Net Assets - 100.0%                                $13,190,579
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 14,230,447
                                                                   ============
      Gross unrealized appreciation                                $    193,745
      Gross unrealized depreciation                                    (124,511)
                                                                   ------------
      Net unrealized appreciation                                  $     69,234
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.

      For Fund compliance purposes, the Fund's industry classifications refer to any or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MFS Research International FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: October 19, 2005